CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY - USD ($) $ in Millions	Total	Common stock	Additional capital paid-in	Retained income	Retained income Cumulative effect of change in accounting principle	Accumulated other comprehensive income
Balance, beginning of year at Dec. 31, 2018			$ 2,024	$ 4,410		$ 253
Increase (decrease) in equity
Net (loss) income	$ 530			530
Dividends				(75)
Change in unrealized net capital gains and losses	679					679
Change in unrealized foreign currency translation adjustments	(17)					(17)
Balance, end of year at Dec. 31, 2019	7,809	$ 5	2,024	4,865	$ (49)	915
Increase (decrease) in equity
Gain (losses) on reinsurance with affiliates			59
Net (loss) income	136			136
Change in unrealized net capital gains and losses	282					282
Change in unrealized foreign currency translation adjustments	10					10
Balance, end of year at Dec. 31, 2020	8,247	5	2,083	4,952		1,207
Increase (decrease) in equity
Capital contribution into Allstate Life Insurance Company of New York (“ALNY”) prior to sale			660
Disposition of ALNY			(660)
Gain (losses) on reinsurance with affiliates			2	(35)
Gain on investment transactions between affiliates				184
Contribution of Everlake Assurance Company			15
Net (loss) income	(165)			(165)
Dividends	(1,990)			(1,992)
Deferred taxes charged to equity				(46)
Change in unrealized net capital gains and losses	(787)					(787)
Change in unrealized foreign currency translation adjustments	3					3
Balance, end of year at Dec. 31, 2021	$ 5,426	$ 5	$ 2,100	$ 2,898		$ 423